Income Tax - Summary of Calculation of Income Tax Expense Accrued (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Calculation of the Income Tax Expense Accrued [Abstract]
Current income tax	$ (45)	$ (31)	$ (18)
Deferred income tax	(975)	(810)	(681)
Income tax expense	(1,020)	(841)	(699)
Income tax – Well abandonment	0	19	0
Income tax (expense)/ benefit	$ (1,020)	$ (822)	$ (699)